SCHEDULE H, LINE 4i-SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

URBAN OUTFITTERS, INC.

401(k) SAVINGS PLAN

EIN: 23-2003332

PLAN -002

SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

(a)	(b)	(c)	(d)
		DESCRIPTION OF INVESTMENT
		INCLUDING MATURITY DATE,
		RATE OF INTEREST,
	IDENTITY OF ISSUE, BORROWER,	COLLATERAL,	CURRENT VALUE
	LESSOR OR SIMILAR PARTY	PAR OR MATURITY VALUE	**
*	Urban Outfitters, Inc	Common Stock Fund	$20,757,774
*	Fidelity Cash Reserves Fund	Interest-Bearing Deposits	2,006
	CC&L Q International Equity Class M	Common Collective Trust	12,587,966
	Galliard Stable Return Fund E	Common Collective Trust	11,666,437
	JP Morgan U.S. Active Core Equity Fund CF-X2	Common Collective Trust	62,539,160
	Prudential Core Plus Bond	Common Collective Trust	6,888,241
	Spartan International Index Pool Class C	Common Collective Trust	12,794,111
	Spartan Total Market Index Pool Class C	Common Collective Trust	67,821,950
	Vanguard Target Retirement 2020 Trust II	Common Collective Trust	2,316,127
	Vanguard Target Retirement 2025 Trust II	Common Collective Trust	3,419,730
	Vanguard Target Retirement 2030 Trust II	Common Collective Trust	11,651,476
	Vanguard Target Retirement 2035 Trust II	Common Collective Trust	13,955,785
	Vanguard Target Retirement 2040 Trust II	Common Collective Trust	31,726,398
	Vanguard Target Retirement 2045 Trust II	Common Collective Trust	25,795,550
	Vanguard Target Retirement 2050 Trust II	Common Collective Trust	87,692,922
	Vanguard Target Retirement 2055 Trust II	Common Collective Trust	63,196,817
	Vanguard Target Retirement 2060 Trust II	Common Collective Trust	38,772,315
	Vanguard Target Retirement 2065 Trust II	Common Collective Trust	10,935,130
	Vanguard Target Retirement 2070 Trust II	Common Collective Trust	659,182
	Vanguard Target Retirement Income Trust II	Common Collective Trust	4,095,968
	William Blair Small-Mid Cap Growth Fund	Common Collective Trust	14,787,153
	Vanguard Inflation Protected Securities Fund	Mutual Fund	1,156,717
	Vanguard Total Bond Market Fund	Mutual Fund	6,940,650
			512,159,565
*	Participant Loans	Interest rates ranging from 4.25% to 9.50%; various maturities through November 2040	4,535,545
			$516,695,110

* Party-in-interest as defined by ERISA

** Cost information is not required for participant directed investments and therefore, is not included